Document and Entity Information	Nov. 10, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2021
Entity Registrant Name	Schrodinger, Inc.
Entity Central Index Key	0001490978
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-39206
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-4284541
Entity Address, Address Line One	1540 Broadway
Entity Address, Address Line Two	24th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	295-5800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	SDGR
Security Exchange Name	NASDAQ
Former Address
Document Information [Line Items]
Entity Address, Address Line One	120 West 45th Street
Entity Address, Address Line Two	17th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036